PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PRC CONTRIBUTION PLAN AND PROFIT APPROPRIATION [Abstract]
Provision for employee benefits	$ 4,911,874	$ 4,799,750	$ 5,135,732
General reserve fund appropriations, percent of profit	10.00%
Statutory reserves	$ 11,467,537	$ 11,467,537